STOCKHOLDERS’ EQUITY (Details)																																									1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 12, 2018 USD ($) $ / shares shares	Nov. 14, 2018 $ / shares shares	Nov. 01, 2018 USD ($) shares	Sep. 11, 2018 USD ($) shares	Sep. 06, 2018 $ / shares shares	Aug. 20, 2018 USD ($) shares	Aug. 14, 2018 $ / shares shares	Aug. 10, 2018 USD ($) $ / shares shares	Aug. 08, 2018 USD ($) $ / shares shares	Aug. 06, 2018 $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 27, 2018 USD ($) shares	Jul. 24, 2018 USD ($) shares	Jul. 20, 2018 $ / shares shares	Jul. 01, 2018 shares	Jun. 27, 2018 USD ($) $ / shares shares	Jun. 24, 2018 USD ($) shares	Jun. 20, 2018 USD ($) $ / shares shares	Jun. 20, 2018 CAD ($) shares	Jun. 12, 2018 shares	Jun. 01, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 14, 2018 $ / shares shares	May 09, 2018 $ / shares shares	Mar. 29, 2018 USD ($) $ / shares shares	Mar. 12, 2018 USD ($) shares	Mar. 02, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 26, 2018 $ / shares shares	Feb. 21, 2018 USD ($) shares	Feb. 16, 2018 $ / shares shares	Feb. 09, 2018 $ / shares shares	Feb. 08, 2018 USD ($) shares	Feb. 07, 2018 USD ($) shares	Dec. 07, 2017 $ / shares shares	Nov. 15, 2017 USD ($) $ / shares shares	Sep. 25, 2017 USD ($) shares	Sep. 20, 2017 USD ($) shares	Jul. 13, 2017 USD ($) shares	Aug. 01, 2015 USD ($) shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Feb. 28, 2019 USD ($) $ / shares shares	Aug. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Mar. 14, 2017 USD ($) shares	Feb. 28, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Feb. 28, 2019 $ / shares	Jun. 26, 2018 $ / shares	Jun. 20, 2018 $ / shares
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Common Stock, Shares Authorized (in Shares) | shares																						250,000,000																			250,000,000		250,000,000				250,000,000		250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																						$ 0.0001																			$ 0.0001		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in Shares) | shares																						20,000,000																			20,000,000		20,000,000				20,000,000		20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares																						$ 0.001																			$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued (in Shares) | shares																						50,128,972																			32,582,944								50,128,972	32,582,944
Common Stock, Shares, Outstanding (in Shares) | shares																						50,128,972																			32,582,944		125,814,107				125,814,107		50,128,972	32,582,944
Imputed Interest, Debt																																											$ 268		$ 265		$ 807	$ 804	$ 1,076	$ 1,075
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares				31,250																							350,000						31,250						24,000
Stock Issued During Period, Value, Issued for Services				$ 25,310																							$ 261,800						$ 25,313						$ 6,000								490,000		289,633
Gain (Loss) on Extinguishment of Debt																																							$ 3,480				0		0		0	(989,032)	(989,032)	0
Stock Payable																						$ 307,584																			$ 68,950		346,784				346,784		307,584	68,950
Debt Conversion, Original Debt, Amount																																															$ 75,000	112,500	$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																				1,808,000																					10,816,960						640,068		132,192	10,816,960
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																																					4,500,000	1,500,000
Stock Issued During Period, Value, Conversion of Convertible Securities																																					$ 1,844,035	$ 510,000									$ 1,295,690		$ 1,618,446
Convertible Debt																																						$ 105,219
Other Noncash Expense																																																404,082
Stock Issued During Period, Shares, Other (in Shares) | shares			50,000																																	250,000														7,609,910
Stock Issued During Period, Value, Other			$ 47,500																																	$ 95,000
Unit, Price Per Unit (in Dollars per share) | $ / shares								$ 0.40	$ 0.40		$ 0.40
Unit, Description									The units collectively represent (i) 6,875,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of common stock at an exercise price of $0.60 per share of common stock.		The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of common stock.
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.60								$ 0.50
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																		$ 750,000																													9,039,096		1,758,741
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																																															1,265,751	0	$ 442,775
Debt Instrument, Interest Rate, Stated Percentage																						6.00%																											6.00%
Gains (Losses) on Restructuring of Debt																																									$ 951,239		$ 0		0		$ 0	(29,145)	$ (29,145)	$ (43,334)
Class of Warrant or Rights, Granted (in Shares) | shares																																				350,000
(in Dollars per share) | $ / shares																																				$ 0.75											$ 0.53		$ 0.69
Adjustments to Additional Paid in Capital, Warrant Issued																																				$ 123,950
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares								6,875,000								1,368,250
Share-based Payment Arrangement, Noncash Expense																																															$ 490,000	0	$ 0	0
Stock Issued During Period, Value, Acquisitions																																															25,313	0	0	0
Proceeds from Issuance or Sale of Equity																																															15,535,978	$ 1,012,425	1,460,917	0
Number of Units to be Issued (in Shares) | shares								6,875,000	6,875,000		7,500,000
Units, Value, Subscriptions								$ 2,750,000	$ 2,750,000		$ 3,000,000
Number of Subscription Agreements								5	5
Share-based Payment Arrangement, Expense																																															$ 17,500		$ 794,607	3,250
Class of Warrant Or Rights, Exercised (in Shares) | shares																																															(415,000)		0
Debt Instrument, Original Issue Discount																																															$ 81,961
Adjustments to Additional Paid in Capital, Other																		$ 35,833																													807		$ 1,076
Warrants and Rights Outstanding, Term								3 years
Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																										5,179,028
Debt Instrument, Interest Rate, Stated Percentage																						10.00%																											10.00%
Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 32,497
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															103,989
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																													$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																	$ 18,794
Warrant, Term of Warrants																													3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																													25,000
Old Main 8% Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																										$ 70,143
Debt Instrument, Interest Rate, Stated Percentage																																										8.00%
Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 565,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															1,808,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																												$ 941,972					313,128
Warrant, Term of Warrants																																3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																																400,000
Efrat Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 57,200
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															183,040
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																	32,076
Warrant, Term of Warrants																															3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																															40,000
Firstfire Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																	$ 15,977
Warrant, Term of Warrants																								3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																								25,000
Lasky Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 26,185
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															65,462
Newcan Convertible Note 8 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 78,534
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															196,336
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 58,594
Debt Instrument, Interest Rate, Stated Percentage																10.00%
YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 280,247
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															700,616
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 362,500
YA II PN Note #2 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															256,027
Navy Capital Debenture 1 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 3,254,863
Debt Instrument, Interest Rate, Stated Percentage																																											8.00%				8.00%
Navy Capital Debenture 2 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 813,696
Debt Instrument, Interest Rate, Stated Percentage																																											8.00%				8.00%
Murray FA Debenture [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 75,395
Debt Instrument, Interest Rate, Stated Percentage																																											8.00%				8.00%
Darling Capital Debenture [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 416,627
Debt Instrument, Interest Rate, Stated Percentage																																											8.00%				8.00%
Sabharwal Debenture [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 120,078
Debt Instrument, Interest Rate, Stated Percentage																																											8.00%				8.00%
Srinivasan Debenture 6 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 60,030
Debt Instrument, Interest Rate, Stated Percentage																																											8.00%				8.00%
US Convertible Debenture 7 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																															$ 2,938,690
Debt Instrument, Interest Rate, Stated Percentage																																											8.00%				8.00%
Principal [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																									2,537,750									2,537,750
Principal [Member] | Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																										$ 1,421,356
Principal [Member] | Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 31,250
Principal [Member] | Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															550,000
Principal [Member] | Efrat Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															55,000
Principal [Member] | Lasky Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															25,000
Principal [Member] | Newcan Convertible Note 8 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															75,000
Principal [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															250,000
Principal [Member] | YA II PN Note #2 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															250,000
Accrued Interest [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																									166,490									$ 166,490
Accrued Interest [Member] | Omnibus Loan Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																										$ 197,090
Accrued Interest [Member] | Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															1,247
Accrued Interest [Member] | Darling Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															15,000
Accrued Interest [Member] | Efrat Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 2,200
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																															183,040
Accrued Interest [Member] | Lasky Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															$ 1,185
Accrued Interest [Member] | Newcan Convertible Note 8 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															3,534
Accrued Interest [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															30,247
Accrued Interest [Member] | YA II PN Note #2 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																															6,027
Old Main 10% Notes [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																														$ 137,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																														1,685,981
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																									$ 145,268
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																																														$ 143,325
Debt Instrument, Interest Rate, Stated Percentage																																									10.00%									10.00%
Number of Transactions																																														8
WestPark Capital Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Unit, Price Per Unit (in Dollars per share) | $ / shares																						$ 1.25
Unit, Description																						Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 0.75																											$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																	$ 503,655
Warrant, Term of Warrants																						5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																						205,238																											205,238
Alternative Solutions, LLC [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares) | shares																22,058,823
Stock Issued During Period, Value, Acquisitions																$ 15,441,176
Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock to be Issued (in Shares) | shares																						600,000																											600,000
Stock Payable																						$ 213,321																											$ 213,321
Affiliated Entity [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares													700,000
Stock Issued During Period, Value, Issued for Services													$ 490,000
Payments for Commissions													$ 250,000
Chief Financial Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in Shares) | shares												25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												4 months
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture												$ 17,500
Share-based Payment Arrangement, Expense																																															17,500
One Time Signing Bonus [Member] | Chief Executive Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year				1 year
Share-based Payment Arrangement, Expense																																															236,667		236,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares											500,000				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares											$ 355,000														$ 350,000
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year																													1 year
Share-based Payment Arrangement, Expense											$ 23,667																													$ 327,500							23,667
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares											50,000																													250,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares											$ 35,000
Offering Costs [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																																	249,397
Common Stock Issued to Service Provider [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																									25,000
Stock Issued During Period, Value, Issued for Services																																									$ 3,250
Stock Payable																																									$ 3,250									$ 3,250
Issued to Consultants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Warrant, Term of Warrants																											3 years
Issued to Consultants [Member] | Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																											$ 0.75
Adjustments to Additional Paid in Capital, Warrant Issued																																																	294,173
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																											412,500
In Connection with Sale of Convertible Debt [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 0.60
Warrant, Term of Warrants														5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares														1,250,000
In Connection with Sale of Convertible Debt [Member] | YA II PN, Ltd [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																							$ 0.60
Adjustments to Additional Paid in Capital, Warrant Issued																																																	$ 1,300,545
Warrant, Term of Warrants																							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																							1,875,000
Termination of Employment Agreement [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																	600,000
Stock Issued During Period, Value, Issued for Services																	$ 264,000
Stock Issued, Previously Subscribed																	$ 213,320
Share-based Payment Arrangement, Noncash Expense																																															$ 50,680
Special Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Other Noncash Expense						$ 7,142,550
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																																					$ 0.65
Class of Warrant or Rights, Granted (in Shares) | shares						3,042,167												28,973,020	28,973,020
Warrant, Term of Warrants																		3 years	3 years
Payments for Commissions																		$ 799,053	$ 1,043,028
Proceeds from Issuance or Sale of Equity																		$ 9,785,978	$ 13,037,859
Warrants Issued, Price Per Warrant | (per share)																		$ 0.34																																			$ 0.45
Warrant Description						the Company did not receive a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 20, 2018, the unexercised special warrants were adjusted to entitle the holders to receive 1.1 units instead of one unit of the Company.												Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.In connection with the offering, the Company paid Canaccord Genuity Corp. a cash commission equal to C$1,043,028 (USD$799,053), a corporate finance fee equal to 1,448,651 special warrants, and 2,317,842 compensation broker warrants valued at $1,495,373. Each compensation broker warrant entitles the holder thereof to acquire one unit at a price of C$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events. The 1,448,651 special warrants that were issued were valued at $1,413,300 and were charged to operations during the three months ended August 31, 2018.Upon exercise of the special warrants, each unit was to consist of one share of the Company's common stock and one warrant to purchase one share of common stock. Each warrant was to be exercisable at a price of C$0.65 for three years after the Company's common stock was listed on a recognized Canadian stock exchange, subject to adjustment in certain events.	Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.In connection with the offering, the Company paid Canaccord Genuity Corp. a cash commission equal to C$1,043,028 (USD$799,053), a corporate finance fee equal to 1,448,651 special warrants, and 2,317,842 compensation broker warrants valued at $1,495,373. Each compensation broker warrant entitles the holder thereof to acquire one unit at a price of C$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events. The 1,448,651 special warrants that were issued were valued at $1,413,300 and were charged to operations during the three months ended August 31, 2018.Upon exercise of the special warrants, each unit was to consist of one share of the Company's common stock and one warrant to purchase one share of common stock. Each warrant was to be exercisable at a price of C$0.65 for three years after the Company's common stock was listed on a recognized Canadian stock exchange, subject to adjustment in certain events.
Special Warrants [Member] | Finance Fee [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares																		1,448,651	1,448,651
Class of Warrants or Rights, Value																		$ 1,413,300
Special Warrants [Member] | Compensation Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																																			$ 33,465,110
Class of Warrant or Rights, Granted (in Shares) | shares																		2,317,842	2,317,842
Adjustments to Additional Paid in Capital, Warrant Issued																		$ 1,495,373																											$ 1,495,373
Warrant, Term of Warrants																																															19 days 12 hours
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares) | shares																																											33,465,110				33,465,110
Cashless Exercise Of Warrants [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares		5,867			13,684		129,412
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.75			$ 0.75		$ 0.75
Class of Warrant Or Rights, Exercised (in Shares) | shares		25,000			40,000		350,000
Debenture Offering, Advisory and Agent Fees [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																											559,750
Stock Issued During Period, Value, Issued for Services																																											$ 376,152
Unit, Description	Each unit is comprised of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.10 per whole share of common stock
Unit Issued (in Shares) | shares	559,750
Unit Exercise Price (in Dollars per share) | $ / shares	$ 1.10
Warrants and Rights Outstanding	$ 181,183
Debenture Offering, Advisory and Agent Fees [Member] | Canaccord Genuity Corp. [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares	223,900
Warrants and Rights Outstanding, Term	3 years
Debenture Offering, Advisory and Agent Fees [Member] | National Bank Financials Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares	55,975
Warrants and Rights Outstanding, Term	3 years
Reset Provisions Embedded In Convertible Notes [Member] | Accounting Standards Update 2017-11 [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																					$ 1,265,751
Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																																				$ 0.75
Navy Green Capital Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.60
Warrant, Term of Warrants										3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares										7,500,000
Navy Green Capital And Ionic Venture Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 0.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares									6,875,000
Debenture Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Warrants and Rights Outstanding																																											$ 874,457				$ 874,457
Debenture Offering [Member] | Canaccord Genuity Corp. [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Rights, Granted (in Shares) | shares	1,074,720
Debenture Offering [Member] | National Bank Financials Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.80
Class of Warrant or Rights, Granted (in Shares) | shares	268,680
Warrants and Rights Outstanding, Term	3 years
Private Placement, Westpark Offering [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Proceeds from Issuance of Private Placement, Gross																									$ 441,563			$ 81,250		$ 100,000				$ 1,087,500
Payments of Stock Issuance Costs																									62,172			12,148		28,100				146,975
Proceeds from Issuance of Private Placement																									$ 379,390			$ 69,102		$ 71,900				$ 940,525
Number of Units Issued (in Shares) | shares																									353,250			65,000		80,000				870,000
Private Placement, Westpark Offering [Member] | WestPark Capital Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Unit, Price Per Unit (in Dollars per share) | $ / shares																																			$ 1.25
Unit, Description																																			Each unit consisted of four shares of common stock and one warrant to purchase common stock at $0.75 per share
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																			$ 0.75
Private Placement, Westpark Offering [Member] | Lamadrid Note [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 0.75
Warrant, Term of Warrants																									3 years			3 years		3 years				3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																									353,250
Private Placement, Westpark Offering [Member] | Lamadrid Note [Member] | Minimum [Member] | WestPark Capital Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Capital Units, Authorized (in Shares) | shares																																			800,000
Private Placement, Westpark Offering [Member] | Lamadrid Note [Member] | Maximum [Member] | WestPark Capital Inc [Member]
STOCKHOLDERS’ EQUITY (Details) [Line Items]
Capital Units, Authorized (in Shares) | shares																																			4,000,000